UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30,2009

Check here if Amendment [X ];  Amendment Number: 2
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  November 8, 2010


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      51
Form 13F Information Table Value Total:        $94,220
                                           (xthousands)

List of Other Included Managers:
No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABBOTT LABORATORIES            COM              002824100     1940    39215 SH       DEFINED                     0        0    39215
ADOBE SYSTEMS INC              COM              00724F101     2880    87160 SH       DEFINED                     0        0    87160
AMGEN INC                      COM              031162100     3008    49950 SH       DEFINED                     0        0    49950
APOLLO GROUP INC CL A          COM              037604105     2273    30860 SH       DEFINED                     0        0    30860
BIO-REFERENCE LABS, INC.       COM              09057G602     1240    36050 SH       DEFINED                     0        0    36050
CH ROBINSON WORLDWIDE INC      COM              12541W209     2195    38000 SH       DEFINED                     0        0    38000
CAPELLA EDUCATION CO           COM              139594105      940    13960 SH       DEFINED                     0        0    13960
CASEY'S GENERAL STORES INC     COM              147528103     1412    45000 SH       DEFINED                     0        0    45000
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     1401    48060 SH       DEFINED                     0        0    48060
CERNER CORP                    COM              156782104     1332    17805 SH       DEFINED                     0        0    17805
CLOROX CO                      COM              189054109     2257    38370 SH       DEFINED                     0        0    38370
COGNIZANT TECH SOL CL A        COM              192446102     5252   135850 SH       DEFINED                     0        0   135850
CUBIC CORP                     COM              229669106     1386    35120 SH       DEFINED                     0        0    35120
DANAHER CORP                   COM              235851102      222     3300 SH       DEFINED                     0        0     3300
DAVITA INC                     COM              23918K108     2264    39975 SH       DEFINED                     0        0    39975
DENTSPLY INTL INC              COM              249030107     1041    30130 SH       DEFINED                     0        0    30130
ECOLAB INC                     COM              278865100     3099    67040 SH       DEFINED                     0        0    67040
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1113    49170 SH       DEFINED                     0        0    49170
FACTSET RESEARCH SYSTEMS INC   COM              303075105     1250    18870 SH       DEFINED                     0        0    18870
GEN DYNAMICS CORP              COM              369550108     2245    34760 SH       DEFINED                     0        0    34760
GILEAD SCIENCES INC            COM              375558103     2715    58395 SH       DEFINED                     0        0    58395
HCC INSURANCE HLDGS INC        COM              404132102     1208    44160 SH       DEFINED                     0        0    44160
HEALTHSOUTH CORP NEW           COM              421924309      704    45000 SH       DEFINED                     0        0    45000
HERSHEY CO                     COM              427866108     2118    54510 SH       DEFINED                     0        0    54510
HEWLETT PACKARD CORP           COM              428236103     3725    78900 SH       DEFINED                     0        0    78900
ITT EDUCATIONAL SVCS INC       COM              45068B109     1462    13240 SH       DEFINED                     0        0    13240
IDEXX LABORATORIES INC         COM              45168D104     1169    23380 SH       DEFINED                     0        0    23380
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205      924    40140 SH       DEFINED                     0        0    40140
JOS A BANK CLOTHIERS INC       COM              480838101     1213    27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101     2194   106310 SH       DEFINED                     0        0   106310
LANCASTER COLONY CORP          COM              513847103     1275    24870 SH       DEFINED                     0        0    24870
MCDONALDS CORP                 COM              580135101     3684    64545 SH       DEFINED                     0        0    64545
MYLAN INC                      COM              628530107     1381    86240 SH       DEFINED                     0        0    86240
NETFLIX INC                    COM              64110L106     1205    26100 SH       DEFINED                     0        0    26100
NEW JERSEY RES CORP            COM              646025106     1335    36780 SH       DEFINED                     0        0    36780
NIKE INC CL B                  COM              654106103     4326    66870 SH       DEFINED                     0        0    66870
NSTAR                          COM              67019E107     1263    39690 SH       DEFINED                     0        0    39690
OWENS & MINOR INC (NEW)        COM              690732102     1720    38000 SH       DEFINED                     0        0    38000
PANERA BREAD COMP CL A         COM              69840W108      938    17050 SH       DEFINED                     0        0    17050
PETMED EXPRESS INC             COM              716382106     1097    58220 SH       DEFINED                     0        0    58220
QUEST DIAGNOSTICS INC          COM              74834L100     2999    57460 SH       DEFINED                     0        0    57460
RESEARCH IN MOTION             COM              760975102     2454    36285 SH       DEFINED                     0        0    36285
RESMED INC                     COM              761152107     1312    29030 SH       DEFINED                     0        0    29030
ROSS STORES INC.               COM              778296103     1156    24190 SH       DEFINED                     0        0    24190
ST JUDE MEDICAL INC            COM              790849103     3230    82805 SH       DEFINED                     0        0    82805
SCANSOURCE INC                 COM              806037107     1218    43000 SH       DEFINED                     0        0    43000
SYBASE INC                     COM              871130100     1253    32210 SH       DEFINED                     0        0    32210
TJX COS INC NEW                COM              872540109     2455    66095 SH       DEFINED                     0        0    66095
TETRA TECH INC                 COM              88162G103     1171    44150 SH       DEFINED                     0        0    44150
WMS INDS INC COM               COM              929297109     1610    36140 SH       DEFINED                     0        0    36140
WATSON PHARMACEUTICALS         COM              942683103      956    26090 SH       DEFINED                     0        0    26090